Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Commercialization revenue received	$ 3,971	$ 3,667
Government grants and tax incentives and credits received	2,565	18
Payments to suppliers and employees (inclusive of goods and services tax)	(33,994)	(34,633)
Interest received	887	207
Income taxes paid	(1)	0
Net cash (outflows) in operating activities	(26,572)	(30,741)
Cash flows from investing activities
Investment in fixed assets	(194)	(187)
Receipts from investment in sublease	116	0
Payments for intellectual property	(10)	(50)
Net cash (outflows) in investing activities	(88)	(237)
Cash flows from financing activities
Payment of transaction costs from borrowings	(540)	(217)
Interest and other costs of finance paid	(2,845)	(2,807)
Proceeds from issue of shares	39,708	45,065
Payments for share issue costs	(2,578)	(2,646)
Payments for lease liabilities	(2,145)	(1,109)
Net cash inflows by financing activities	31,600	38,286
Net increase in cash and cash equivalents	4,940	7,308
Cash and cash equivalents at beginning of period	71,318	60,447
FX gains/(losses) on the translation of foreign bank accounts	1,296	(136)
Cash and cash equivalents at end of period	$ 77,554	$ 67,619